Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 3,942	$ 1,686	$ 8,527	$ 3,930	$ 8,603	$ 8,771
Cost of revenues	3,161	1,570	6,783	3,659	7,922	8,081
Gross profit	781	116	1,744	271	681	690
Operating expenses:
Research and development	639	510	1,274	1,078	2,015	2,210
Sales and marketing	531	362	1,206	788	1,455	963
General and administrative	509	438	2,356	771	1,311	1,217
Other Income	12		665
Total operating expenses	1,667	1,310	4,171	2,637	4,781	4,390
Operating loss	886	1,194	2,427	2,366	4,100	3,700
Financial expenses, net	241	104	287	640	967	1,346
Loss	$ 1,127	$ 1,298	$ 2,714	$ 3,006	$ 5,067	$ 5,046
Loss per share attributable to ordinary shareholders, basic and diluted	$ 1.13	$ 1.30	$ 2.71	$ 3.01	$ 5.07	$ 50.46
Weighted-average shares used in computing the loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	100,000